Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Revenues
Total Revenues	$ 876,529	$ 649,211	$ 207,700	$ 1,501,426	$ 1,368,630	$ 1,882,058	$ 2,319,488
Cost of Sales
Total Cost of Sales	492,105	401,654	178,108	985,784	880,563	1,766,331	1,893,109
Gross Profit	384,424	247,557	29,592	515,642	488,067	115,727	426,379
General and Administrative Expenses
Stock compensation and stock issued for services	679,881		645,200	2,007,692		2,416,934
General and administrative	1,805,480	1,502,176	726,328	2,601,528	2,365,770	3,421,336	1,574,808
Loss from Operations	(2,100,937)	(1,254,619)	(1,341,936)	(4,093,578)	(1,877,703)	(5,722,543)	(1,148,429)
Other Income (Expense)
Other income		13,374	4,937	3,049	53,818	126,530	10,739
Expenses related to convertible notes payable:
Change in fair value of derivative liability	1,219,289			2,022,257		(89,198)
Interest accretion	(579,920)			(808,853)		(644,055)
Interest expense	(1,360,639)	(13,552)	(33,124)	(1,962,429)	(62,365)	(333,851)	(40,235)
Total Other Income (Expense)	(721,270)	(178)	(28,187)	(745,976)	(8,547)	(940,574)	(29,496)
Net Loss before Income Taxes	(2,822,207)	(1,254,797)	(1,370,123)	(4,839,554)	(1,886,250)	(6,663,117)	(1,177,925)
Income taxes (Note 9)
Net Loss	$ (2,822,207)	$ (1,254,797)	$ (1,370,123)	$ (4,839,554)	$ (1,886,250)	$ (6,663,117)	$ (1,177,925)
Net Basic and Fully Diluted Loss Per Share	$ (0.161)	$ (0.134)	$ (0.155)	$ (0.331)	$ (0.235)	$ (0.658)	$ (0.135)
Weighted average common shares outstanding Basic and fully diluted
Basic	17,531,574	9,362,167		14,636,414	8,042,106
Weighted average common shares outstanding Basic and fully diluted	17,531,574	9,362,167	8,864,480	14,636,414	8,042,106	10,128,435	8,757,251
Fully diluted	27,349,020	9,362,167	8,864,480	31,849,788	8,042,106	10,518,750	8,757,251
Technology interactive panels and related products [Member]
Revenues
Total Revenues	$ 869,565	$ 348,358	$ 161,927	$ 1,491,398	$ 844,828	$ 1,265,786	$ 2,199,581
Cost of Sales
Total Cost of Sales	492,105	309,889	171,304	985,784	717,240	1,545,093	1,893,109
Entertainment theater ticket sales and concessions [Member]
Revenues
Total Revenues		294,289	34,946		511,044	589,705
Cost of Sales
Total Cost of Sales		91,765	6,804		163,323	221,238
Technology office supplies [Member]
Revenues
Total Revenues	$ 6,964	$ 6,564	$ 10,827	$ 10,028	$ 12,758	$ 26,567	$ 119,907